Equity (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Classes of Share Capital

Share Capital

(Canadian $ in millions, except as noted)	2018			2017
	Number of shares	Amount	Dividends declared per share	Number of shares	Amount	Dividends declared per share
Preferred Shares – Classified as Equity
Class B – Series 14 (1)	–	–	–	–	–	0.66
Class B – Series 15 (2)	–	–	–	–	–	0.73
Class B – Series 16 (3)	–	–	0.64	6,267,391	157	0.85
Class B – Series 17 (4)	–	–	0.52	5,732,609	143	0.55
Class B – Series 25	9,425,607	236	0.45	9,425,607	236	0.45
Class B – Series 26	2,174,393	54	0.59	2,174,393	54	0.43
Class B – Series 27	20,000,000	500	1.00	20,000,000	500	1.00
Class B – Series 29	16,000,000	400	0.98	16,000,000	400	0.98
Class B – Series 31	12,000,000	300	0.95	12,000,000	300	0.95
Class B – Series 33	8,000,000	200	0.95	8,000,000	200	0.95
Class B – Series 35	6,000,000	150	1.25	6,000,000	150	1.25
Class B – Series 36	600,000	600	58.50	600,000	600	58.50
Class B – Series 38	24,000,000	600	1.21	24,000,000	600	1.33
Class B – Series 40 (5)	20,000,000	500	1.13	20,000,000	500	0.80
Class B – Series 42 (6)	16,000,000	400	1.10	16,000,000	400	0.45
Class B – Series 44 (7)	16,000,000	400	–	–	–	–
		4,340			4,240
Common Shares
Balance at beginning of year	647,816,318	13,032		645,761,333	12,539
Issued under the Shareholder Dividend
Reinvestment and Share Purchase Plan	–	–		4,821,184	448
Issued/cancelled under the Stock Option Plan and other stock-based compensation plans (Note 20)	1,513,307	99		2,233,801	146
Repurchased for cancellation	(10,000,000)	(202)		(5,000,000)	(101)
Balance at End of Year	639,329,625	12,929	3.78	647,816,318	13,032	3.56
Share Capital		17,269			17,272
(1)

On May 25, 2017, we redeemed all 10 million Non-Cumulative Perpetual Class B Preferred Shares, Series 14, at a price of $25.00 cash per share plus all declared and unpaid dividends. Dividends declared for the year ended October 31, 2017 were $0.66 per share and 10 million shares were outstanding at the time of the dividend declaration.

(2)

On May 25, 2017, we redeemed all 10 million Non-Cumulative Perpetual Class B Preferred Shares, Series 15, at a price of $25.00 cash per share plus all declared and unpaid dividends. Dividends declared for the year ended October 31, 2017 were $0.73 per share and 10 million shares were outstanding at the time of the dividend declaration.

(3)

On August 25, 2018, we redeemed all 6,267,391 Non-Cumulative Perpetual Class B Preferred Shares, Series 16, at a price of $25.00 cash per share plus all declared and unpaid dividends. Dividends declared for the year ended October 31, 2018 were $0.64 per share and 6,267,391 shares were outstanding at the time of the dividend declaration.

(4)

On August 25, 2018, we redeemed all 5,732,609 Non-Cumulative Perpetual Class B Preferred Shares, Series 17, at a price of $25.00 cash per share plus all declared and unpaid dividends. Dividends declared for the year ended October 31, 2018 were $0.52 per share and 5,732,609 shares were outstanding at the time of the dividend declaration.

(5)	On March 9, 2017, we issued 20 million Non-Cumulative 5-Year Rate Reset Class B Preferred Shares, Series 40, at a price of $25.00 cash per share for gross proceeds of $500 million.
(6)	On June 29, 2017, we issued 16 million Non-Cumulative 5-Year Rate Reset Class B Preferred Shares, Series 42, at a price of $25.00 cash per share for gross proceeds of $400 million.
(7)	On September 17, 2018, we issued 16 million Non-Cumulative 5-Year Rate Reset Class B Preferred Shares, Series 44, at a price of $25.00 cash per share for gross proceeds of $400 million.

Summary Of Preferred Share Rights And Privileges

Preferred Share Rights and Privileges

(Canadian $, except as noted)
	Redemption amount	Quarterly non-cumulative dividend (1)		Reset premium	Date redeemable / convertible		Convertible to
Class B – Series 25	25.00	$0.112813	(2)	1.15%	August 25, 2021	(3)(4)	Class B – Series 26	(8)
Class B – Series 26	25.00	Floating	(7)	1.15%	August 25, 2021	(3)(5)	Class B – Series 25	(8)
Class B – Series 27	25.00	$ 0.2500	(2)	2.33%	May 25, 2019	(3)(4)	Class B – Series 28	(8)
Class B – Series 29	25.00	$ 0.24375	(2)	2.24%	August 25, 2019	(3)(4)	Class B – Series 30	(8)
Class B – Series 31	25.00	$ 0.2375	(2)	2.22%	November 25, 2019	(3)(4)	Class B – Series 32	(8)
Class B – Series 33	25.00	$ 0.2375	(2)	2.71%	August 25, 2020	(3)(4)	Class B – Series 34	(8)
Class B – Series 35	25.00	$ 0.3125		Does not reset	August 25, 2020	(6)	Not convertible
Class B – Series 36	1,000.00	$ 14.6250	(2)	4.97%	November 25, 2020	(3)(4)	Class B – Series 37	(8)
Class B – Series 38	25.00	$0.303125	(2)	4.06%	February 25, 2022	(3)(4)	Class B – Series 39	(8)
Class B – Series 40	25.00	$ 0.28125	(2)	3.33%	May 25, 2022	(3)(4)	Class B – Series 41	(8)
Class B – Series 42	25.00	$ 0.2750	(2)	3.17%	August 25, 2022	(3)(4)	Class B – Series 43	(8)
Class B – Series 44	25.00	$0.303125	(2)	2.68%	November 25, 2023	(3)(4)	Class B – Series 45	(8)

(1)	Non-cumulative dividends are payable quarterly as and when declared by the Board of Directors.
(2)

The dividend rate will reset on the date redeemable and every five years thereafter at a rate equal to the 5-year Government of Canada bond yield plus the reset premium noted. If converted to a floating rate series, the rate will be set as and when declared at the 3-month Government of Canada treasury bill yield plus the reset premium noted.

(3)	Redeemable on the date noted and every five years thereafter.
(4)	Convertible on the date noted and every five years thereafter if not redeemed. If converted, Series 26, 28, 30, 32, 34, 37, 39, 41, 43 and 45 are floating rate preferred shares.
(5)	Convertible on the date noted and every five years thereafter if not redeemed. If converted, Series 25 are fixed rate preferred shares.
(6)	Series 35 is subject to a redemption premium if redeemed prior to August 25, 2024.
(7)	Floating rate will be set as and when declared at the 3-month Government of Canada treasury bill yield plus a reset premium.
(8)	If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates.